Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,030,030	$ 2,055,099	$ 6,240,575	$ 6,053,928
Ireland
Segment Reporting Information [Line Items]
Revenue	615,957	596,337	1,971,502	1,701,580
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	420,605	384,720	1,195,033	1,172,752
U.S.
Segment Reporting Information [Line Items]
Revenue	755,100	831,789	2,356,954	2,524,212
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 238,368	$ 242,253	$ 717,086	$ 655,384